Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 10,570.51
Total Fee Amount	10,570.51
Total Transaction Valuation	76,542,415.23
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A